T. ROWE PRICE SMALL-MID CAP ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 2.6%
Entertainment 0.2%
Endeavor Group Holdings, Class A	3,939	78
ROBLOX, Class A (1)	313	9
		87
Interactive Media & Services 0.4%
Match Group (1)	3,501	137
Pinterest, Class A (1)	1,336	36
		173
Media 2.0%
Interpublic Group of Cos	248	7
News, Class B	29,697	620
Nexstar Media Group	1,081	155
Paramount Global	3,552	46
		828
Total Communication Services		1,088
CONSUMER DISCRETIONARY 10.5%
Automobile Components 1.3%
Autoliv	1,297	125
BorgWarner	2,643	107
Magna International	2,231	120
Patrick Industries	2,643	198
		550
Broadline Retail 0.1%
Global-e Online (1)	1,050	42
		42
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions (1)	2,511	205
Duolingo (1)	1,033	171
		376
Hotels Restaurants & Leisure 3.6%
Arcos Dorados Holdings, Class A	12,750	121
Bloomin' Brands	5,583	137
Boyd Gaming	2,752	167
Churchill Downs	1,011	117
Darden Restaurants	598	86
Domino's Pizza	561	213
DraftKings (1)	5,929	175
MGM Resorts International (1)	2,919	107

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Travel Leisure	1,709	63
Vail Resorts	60	13
Wendy's	5,901	120
Wingstop	654	118
Wynn Resorts	845	78
		1,515
Household Durables 1.0%
La-Z-Boy	1,640	51
NVR (1)	45	268
PulteGroup	1,596	118
		437
Specialty Retail 2.3%
Academy Sports & Outdoors	731	35
Bath & Body Works	5,049	171
Best Buy	441	31
Burlington Stores (1)	956	129
Five Below (1)	805	129
Floor & Decor Holdings, Class A (1)	1,008	91
Tractor Supply	685	139
Ulta Beauty (1)	175	70
Williams-Sonoma	1,083	168
		963
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor (1)	427	220
Ralph Lauren	1,925	223
Steven Madden	3,217	102
		545
Total Consumer Discretionary		4,428
CONSUMER STAPLES 4.2%
Beverages 0.7%
Celsius Holdings (1)	453	78
Coca-Cola Consolidated	364	232
		310
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings (1)	2,324	166
Casey's General Stores	383	104
Performance Food Group (1)	1,661	98
US Foods Holding (1)	4,544	180
		548
Food Products 1.8%
Bunge	1,052	114
Darling Ingredients (1)	4,310	225

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Flowers Foods	9,821	218
Tyson Foods, Class A	3,790	191
		748
Personal Care Products 0.4%
elf Beauty (1)	1,340	147
		147
Total Consumer Staples		1,753
ENERGY 7.4%
Energy Equipment & Services 4.6%
Expro Group Holdings (1)	10,896	253
Liberty Energy, Class A	13,704	254
Noble	2,360	119
Oceaneering International (1)	5,856	151
TechnipFMC	37,843	770
Tidewater (1)	5,715	406
		1,953
Oil, Gas & Consumable Fuels 2.8%
Cameco	6,111	242
Chesapeake Energy	3,091	266
Diamondback Energy	1,393	216
Ovintiv	3,882	185
Range Resources	5,659	183
SM Energy	1,809	72
		1,164
Total Energy		3,117
FINANCIALS 14.0%
Banks 4.1%
East West Bancorp	4,069	214
Fifth Third Bancorp	12,333	312
First BanCorp/Puerto Rico	13,588	183
Hancock Whitney	2,530	94
Huntington Bancshares	20,569	214
Popular	3,150	199
Synovus Financial	3,166	88
Webster Financial	4,250	171
Western Alliance Bancorp	5,167	238
		1,713
Capital Markets 2.5%
Cboe Global Markets	680	106
FactSet Research Systems	397	174
Jefferies Financial Group	3,409	125
LPL Financial Holdings	983	234
Main Street Capital	1,152	47

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Morningstar	783	183
Tradeweb Markets, Class A	1,828	147
Virtus Investment Partners	186	37
		1,053
Consumer Finance 0.7%
OneMain Holdings	6,899	276
		276
Financial Services 3.8%
Corebridge Financial	13,276	262
Equitable Holdings	5,837	166
Essent Group	2,438	115
Euronet Worldwide (1)	293	23
FleetCor Technologies (1)	2,119	541
Global Payments	877	101
Payoneer Global (1)	17,043	105
Voya Financial	3,976	264
		1,577
Insurance 2.9%
Everest Re Group	706	262
First American Financial	2,713	153
Hartford Financial Services Group	3,536	251
Reinsurance Group of America	1,751	254
RenaissanceRe Holdings	1,609	319
		1,239
Total Financials		5,858
HEALTH CARE 12.6%
Biotechnology 4.4%
ACADIA Pharmaceuticals (1)	3,183	66
Akero Therapeutics (1)	1,247	63
Alkermes PLC (1)	1,030	29
Alnylam Pharmaceuticals (1)	350	62
Ascendis Pharma, ADR (1)	700	66
Biohaven (1)	2,924	76
Blueprint Medicines (1)	1,847	93
Cerevel Therapeutics Holdings (1)	3,242	71
Exact Sciences (1)	1,452	99
Genmab, ADR (1)	1,720	61
Immuneering, Class A (1)	2,490	19
Insmed (1)	4,221	107
Ionis Pharmaceuticals (1)	2,367	107
Karuna Therapeutics (1)	612	103
Kymera Therapeutics (1)	2,467	34
Legend Biotech, ADR (1)	1,003	67
Morphic Holding (1)	1,060	24

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Neurocrine Biosciences (1)	931	105
Prothena (1)	1,464	71
RAPT Therapeutics (1)	1,114	18
Relay Therapeutics (1)	5,176	44
Replimune Group (1)	2,347	40
REVOLUTION Medicines (1)	2,807	78
Sage Therapeutic (1)	1,889	39
Sarepta Therapeutics (1)	699	85
Ultragenyx Pharmaceutical (1)	2,108	75
Vaxcyte (1)	1,617	82
Xencor (1)	2,389	48
Zentalis Pharmaceuticals (1)	2,038	41
		1,873
Health Care Equipment & Supplies 2.6%
Baxter International	2,803	106
Cooper	232	74
Dentsply Sirona	8,396	287
Hologic (1)	1,642	114
Inari Medical (1)	935	61
Koninklijke Philips (EUR)	3,078	61
Lantheus Holdings (1)	669	46
Merit Medical Systems (1)	472	33
Penumbra (1)	34	8
Shockwave Medical (1)	63	13
STERIS	450	99
Teleflex	907	178
		1,080
Health Care Providers & Services 2.9%
AMN Healthcare Services (1)	350	30
Cardinal Health	1,013	88
Molina Healthcare (1)	831	272
Select Medical Holdings	21,287	538
Tenet Healthcare (1)	2,537	167
Universal Health Services, Class B	1,010	127
		1,222
Life Sciences Tools & Services 1.3%
Avantor (1)	5,623	118
Bio-Techne	694	47
Bruker	141	9
Charles River Laboratories International (1)	1,109	217
Medpace Holdings (1)	432	105
Repligen (1)	227	36
		532

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 1.4%
Catalent (1)	2,442	111
Elanco Animal Health (1)	10,508	118
Prestige Consumer Healthcare (1)	1,173	67
Structure Therapeutics, ADR (1)	710	36
Ventyx Biosciences (1)	1,199	42
Viatris	22,218	219
		593
Total Health Care		5,300
INDUSTRIALS & BUSINESS SERVICES 19.8%
Aerospace & Defense 3.4%
Curtiss-Wright	743	145
Howmet Aerospace	4,489	208
Huntington Ingalls Industries	1,239	253
Moog, Class A	1,053	119
Rolls-Royce Holdings (GBP) (1)	39,181	105
Spirit AeroSystems Holdings, Class A (1)	426	7
Textron	7,755	606
		1,443
Building Products 2.1%
A O Smith	566	38
Advanced Drainage Systems	282	32
Armstrong World Industries	1,179	85
Builders FirstSource (1)	1,167	145
Carlisle Cos	609	158
Fortune Brands Innovations	1,547	96
Owens Corning	919	125
Trex (1)	1,111	69
UFP Industries	1,447	148
		896
Commercial Services & Supplies 1.2%
Brink's	1,840	134
Clean Harbors (1)	1,647	275
GEO Group (1)	13,587	111
		520
Construction & Engineering 1.6%
AECOM	597	50
Comfort Systems USA	1,077	183
EMCOR Group	882	185
Valmont Industries	55	13
WillScot Mobile Mini Holdings (1)	5,329	222
		653

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 1.0%
Acuity Brands	679	116
Atkore (1)	1,138	170
Hubbell	463	145
		431
Ground Transportation 1.0%
JB Hunt Transport Services	1,372	259
Landstar System	815	144
		403
Machinery 4.5%
Blue Bird (1)	2,710	58
Crane	621	55
Enerpac Tool Group	920	24
EnPro Industries	247	30
Esab	4,124	290
Graco	484	35
Hillenbrand	1,562	66
IDEX	232	48
Lincoln Electric Holdings	741	135
Middleby (1)	1,657	212
Mueller Water Products, Class A	7,481	95
Stanley Black & Decker	6,345	530
Terex	1,870	108
Timken	2,607	192
		1,878
Passenger Airlines 0.3%
Southwest Airlines	4,789	130
		130
Professional Services 4.1%
ASGN (1)	1,566	128
Booz Allen Hamilton Holding	1,319	144
Broadridge Financial Solutions	973	174
FTI Consulting (1)	525	94
Insperity	243	24
Kforce	937	56
Korn Ferry	2,982	141
Leidos Holdings	2,167	200
Parsons (1)	2,593	141
Paycom Software	147	38
Paylocity Holding (1)	783	142
SS&C Technologies Holdings	5,432	285
Verra Mobility (1)	7,091	133
		1,700

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply (1)	1,133	185
Watsco	227	86
		271
Total Industrials & Business Services		8,325
INFORMATION TECHNOLOGY 17.2%
Electronic Equipment, Instruments & Components 2.1%
Belden	3,353	324
CTS	4,339	181
Jabil	2,571	326
Littelfuse	235	58
		889
IT Services 1.2%
Akamai Technologies (1)	1,389	148
Amdocs	1,918	162
GoDaddy, Class A (1)	2,295	171
		481
Semiconductors & Semiconductor Equipment 3.7%
Axcelis Technologies (1)	704	115
Diodes (1)	2,053	162
Entegris	2,047	192
Lattice Semiconductor (1)	2,084	179
MKS Instruments	3,633	314
Monolithic Power Systems	264	122
Photronics (1)	5,219	106
Skyworks Solutions	1,461	144
SMART Global Holdings (1)	5,070	123
Teradyne	1,013	102
		1,559
Software 8.6%
A10 Networks	6,509	98
Appfolio, Class A (1)	320	58
Bill Holdings (1)	806	87
Box (1)	6,302	153
Confluent, Class A (1)	5,172	153
Descartes Systems Group (1)	3,166	232
DocuSign (1)	3,088	130
Dolby Laboratories, Class A	1,950	155
Dynatrace (1)	8,214	384
Fair Isaac (1)	269	234
Gen Digital	12,812	226
HubSpot (1)	182	90
Manhattan Associates (1)	589	116

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Monday.com (1)	636	101
PTC (1)	2,279	323
Qualys (1)	1,538	235
Samsara, Class A (1)	2,300	58
Teradata (1)	3,640	164
Tyler Technologies (1)	675	261
Zscaler (1)	2,210	344
		3,602
Technology Hardware, Storage & Peripherals 1.6%
Pure Storage, Class A (1)	5,290	188
Western Digital (1)	10,908	498
		686
Total Information Technology		7,217
MATERIALS 4.7%
Chemicals 1.6%
CF Industries Holdings	3,269	280
RPM International	2,050	194
Westlake Chemical	1,555	194
		668
Construction Materials 0.4%
Summit Materials, Class A (1)	4,082	127
Vulcan Materials	182	37
		164
Containers & Packaging 1.5%
Avery Dennison	827	151
Ball	2,951	147
WestRock	8,821	316
		614
Metals & Mining 1.0%
Reliance Steel & Aluminum	895	235
Steel Dynamics	1,946	208
		443
Paper & Forest Products 0.2%
West Fraser Timber	1,157	84
		84
Total Materials		1,973
REAL ESTATE 4.1%
Hotel & Resort REITs 0.3%
DiamondRock Hospitality, REIT	7,877	63
Host Hotels & Resorts, REIT	5,259	85
		148

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial REITs 0.3%
Rexford Industrial Realty, REIT	2,203	109
		109
Residential REITs 0.7%
Equity LifeStyle Properties, REIT	1,920	122
Equity Residential, REIT	2,832	166
		288
Retail REITs 0.7%
Brixmor Property Group, REIT	6,105	127
Regency Centers, REIT	2,729	162
		289
Specialized REITs 2.1%
Iron Mountain, REIT	2,692	160
Lamar Advertising, Class A, REIT	3,239	270
PotlatchDeltic, REIT	3,304	150
Rayonier, REIT	4,871	139
Weyerhaeuser, REIT	5,674	174
		893
Total Real Estate		1,727
UTILITIES 2.4%
Electric Utilities 1.3%
Evergy	4,998	253
FirstEnergy	3,926	134
Pinnacle West Capital	2,100	155
		542
Multi-Utilities 1.1%
Ameren	2,428	182
CenterPoint Energy	6,399	172
NorthWestern	2,391	115
		469
Total Utilities		1,011
Total Common Stocks (Cost $42,869)		41,797

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.29% (2)	209,669	210
Total Short-Term Investments (Cost $210)		210
Total Investments in Securities 100.0% of Net Assets (Cost $43,079)		$42,007
Other Assets Less Liabilities 0.0%		13
Net Assets 100.0%		$42,020

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
EUR	Euro
GBP	British Pound
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Small-Mid Cap ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE SMALL-MID CAP ETF

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$41,631	$166	$—	$41,797
Short-Term Investments	210	—	—	210
Total	$41,841	$166	$—	$42,007
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE SMALL-MID CAP ETF

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1075-054Q3
09/2023